Mercer Funds

Notes to Schedule of Investments

December 31, 2019 (Unaudited)

1.	Organization

Mercer Funds (the “Trust”) consists of the following seven series: Mercer US Large Cap Equity Fund (“Large Cap”), Mercer US Small/Mid Cap Equity Fund (“Small/Mid Cap”), Mercer Non-US Core Equity Fund (“Non-US Core Equity”), Mercer Core Fixed Income Fund (“Core Fixed”), Mercer Opportunistic Fixed Income Fund (“Opportunistic Fixed”), Mercer Emerging Markets Equity Fund (“Emerging Markets”) and Mercer Global Low Volatility Equity Fund (“Global Low Volatility”) (each a “Fund,” and collectively referred to as the “Funds”). The Trust is a Delaware statutory trust established on March 11, 2005. The Trust is registered as an investment company under the Investment Company Act of 1940 (the “1940 Act”). Mercer Investments LLC (formerly known as Mercer Investment Management, Inc.) (the “Advisor”), a Delaware limited liability company, serves as the investment advisor to the Funds. The Advisor manages each Fund using a “manager of managers” approach by selecting one or more subadvisors (each a “Subadvisor,” and collectively referred to as the “Subadvisors”) to manage each Fund’s assets. The Funds are open-end investment companies and accordingly follow the open-end investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946: Financial Services — Investment Companies.

Under the 1940 Act, each Fund is classified as diversified.

The investment objectives of the Funds are:

Fund	Investment Objective
Large Cap	Long-term total return, which includes capital appreciation and income
Small/Mid Cap	Long-term total return, comprised primarily of capital appreciation
Non-US Core Equity	Long-term total return, which includes capital appreciation and income
Core Fixed	Total return, consisting of both current income and capital appreciation
Opportunistic Fixed	Long-term total return, which includes capital appreciation and income
Emerging Markets	Long-term total return, which includes capital appreciation and income
Global Low Volatility	Long-term total return, which includes capital appreciation and income

Each Fund has registered and is authorized to offer interests in four classes of shares: Adviser Class (formerly Class S), Class I (formerly Class Y-1), Class Y-2 and Class Y-3. The principal difference between the classes of shares is the level of shareholder service, marketing and administrative fees borne by the classes.

2.	Security Valuation

Each Fund’s investments are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) on each day when the NYSE is open. Portfolio securities and exchange-traded funds listed on an exchange normally are valued at the last sale or official closing price on the day on which the securities are valued or, lacking any sales on such day, at the last available bid price using prices as of the close of trading. In cases where securities are traded on more than one exchange, the securities are

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

generally valued on the exchange considered by the Advisor or the applicable Subadvisor as the primary market for such securities. Securities traded in the over-the-counter (“OTC”) market and listed on the NASDAQ Stock Market (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price; other OTC securities are valued at the last bid price available prior to valuation (other than short-term investments, which are valued as described below). The Funds may invest in securities that are traded in foreign markets. Foreign securities will be converted into U.S. dollar equivalents based on the exchange rate in effect at a uniform time on each business day. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Board of Trustees of the Trust (the “Board”) has approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities. Investments in open-end investment companies are valued at their net asset value (“NAV”) per share.

Certain fixed-income securities may be valued based upon appraisals received from an independent pricing service using a computerized matrix system or based upon appraisals derived from information concerning the securities or similar securities received from a recognized dealer or dealers in those securities. It should be recognized that judgment often plays a greater role in valuing thinly traded securities, as well as bonds and other securities with few dealer quotations, than is the case with respect to securities for which a broader range of dealer quotations and last-sale information is available. Each such determination is based on consideration of relevant factors, and judgment is made by or at the direction of the Board. Each Fund values its investments for which market quotations are readily available at market value. Each Fund may value short-term investments that will mature within 60 days or less by using pricing service quotations or at amortized cost, provided that such amortized cost approximates market value.

Derivative financial instruments, such as futures contracts or options contracts that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Futures traded on inactive markets are valued using broker quotations. OTC derivative financial instruments, such as foreign currency contracts, options contracts, synthetic futures, or swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of an independent pricing service providers or broker dealer quotations. Depending on the derivative type and the terms of the derivative, the value of the derivative financial instruments is assigned by independent pricing service providers using a series of techniques, which may include pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, volatilities, dividends and exchange rates.

Bank loans are valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, yield curves, prepayment speeds, tranche type, industry, company performance, spread, individual trading characteristics, institutional size trading in similar groups of securities and other market data.

The Board has delegated its responsibility for valuing portfolio securities to the Advisor, subject to continuing Board oversight. The Advisor has appointed a Valuation Committee that is responsible for overseeing the day-to-day process of valuing portfolio securities. With respect to portfolio securities for which market quotations are not readily available or (in the opinion of the Advisor or the applicable Subadvisor) do not otherwise accurately reflect the fair values of the securities, the Valuation Committee will value such securities at fair value based upon procedures approved by the Board.

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

The application of fair value pricing represents a good faith determination based on specific procedures performed under the supervision of the Board. Due to the subjective nature of fair value pricing, there can be no assurance that a Fund could realize the fair value assigned to the security if the Fund were to sell the security at approximately the time at which the Fund determines its NAV per share. A Fund’s value for a particular security may be different from the last quoted market price.

The Funds follow a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•	Level 1 — quoted prices unadjusted in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2019, Large Cap and Small/Mid Cap held long-term investments whose value was determined using Level 1 inputs, with corresponding major categories as shown in the schedule of investments, Futures Contracts and State Street Institutional U.S. Government Money Market Fund, Premier Class whose value was determined using Level 1 inputs and short-term investment positions in a United States Treasury Bill, as shown in the schedule of investments, whose value was determined using Level 2 inputs.

The following is a summary of the portfolio securities by level based on inputs used as of December 31, 2019 in valuing the assets and liabilities of Non-US Core Equity, Core Fixed, Opportunistic Fixed, Emerging Markets and Global Low Volatility for which fair valuation was used:

Non-US Core Equity

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Australia	$142,909,809	$0	*	$—	$142,909,809
Austria	12,550,795	—		—	12,550,795
Belgium	14,872,590	—		—	14,872,590
Bermuda	9,222,176	—		—	9,222,176
Brazil	27,745,725	—		—	27,745,725
Canada	30,922,901	—		—	30,922,901
Cayman Islands	45,955,613	—		—	45,955,613
China	10,134,008	—		—	10,134,008
Denmark	30,852,165	—		—	30,852,165
Finland	29,885,017	—		—	29,885,017
France	281,235,604	—		—	281,235,604
Germany	202,270,705	—		—	202,270,705

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Greece	$2,227,345	$—	$—		$2,227,345
Hong Kong	23,115,452	—	—		23,115,452
Hungary	6,165,030	—	—		6,165,030
India	10,828,219	—	—		10,828,219
Indonesia	10,935,201	—	—		10,935,201
Ireland	17,586,118	—	—		17,586,118
Israel	9,013,372	—	—		9,013,372
Italy	67,820,803	—	—		67,820,803
Japan	704,921,109	—	—		704,921,109
Luxembourg	4,305,911	—	—		4,305,911
Malaysia	2,338,700	—	—		2,338,700
Mauritius	1,181,405	—	—		1,181,405
Micronesia	521,625	—	—		521,625
Netherlands	134,806,105	—	—		134,806,105
New Zealand	1,153,365	—	—		1,153,365
Norway	13,246,383	—	—		13,246,383
Philippines	955,745	—	—		955,745
Poland	1,874,607	—	—		1,874,607
Portugal	—	—	0	**	—
Russia	29,884,228	—	—		29,884,228
Singapore	8,235,375	311,172	—		8,546,547
South Africa	1,401,805	—	—		1,401,805
South Korea	34,362,549	—	—		34,362,549
Spain	91,082,187	—	0	**	91,082,187
Sweden	59,262,791	—	—		59,262,791
Switzerland	307,794,827	—	—		307,794,827
Taiwan	33,669,330	—	—		33,669,330
Thailand	—	2,272,460	—		2,272,460
Turkey	1,621,988	—	—		1,621,988
United Kingdom	431,011,618	—	—		431,011,618
United States	62,003,601	—	—		62,003,601

Total Common Stocks	2,911,883,902	2,583,632	0		2,914,467,534

Investment Companies	28,192,792	—	—		28,192,792

Total Investment Companies	28,192,792	—	—		28,192,792

Preferred Stocks	28,683,557	—	—		28,683,557

Total Preferred Stocks	28,683,557	—	—		28,683,557

Rights
Spain	190,928	27,776	—		218,704

Total Rights	190,928	27,776	—		218,704

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investments
Mutual Fund - Securities Lending Collateral	$47,090,625	$—	$—	$47,090,625
U.S. Government and Agency Obligations	—	5,884,538	—	5,884,538

Total Short-Term Investments	47,090,625	5,884,538	—	52,975,163

Futures Contracts†
Buys	271,646	—	—	271,646

Total Futures Contracts	271,646	—	—	271,646

Forward Foreign Currency Contracts†	—	658,881	—	658,881

Total Forward Foreign Currency Contracts	—	658,881	—	658,881

Total	$3,016,313,450	$9,154,827	$0	$3,025,468,277

*	Represents one or more Level 2 securities at $0 value as of December 31, 2019.
**	Represents one or more Level 3 securities at $0 value as of December 31, 2019.
†	Forward foreign currency contracts and Futures contracts are valued at unrealized appreciation/depreciation.

Core Fixed

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Debt Obligations
Asset Backed Securities	$—	$86,565,278	$—		$86,565,278
Corporate Debt	—	244,299,773	0	**	244,299,773
Mortgage Backed Securities - Private Issuers	—	86,342,542	—		86,342,542
Mortgage Backed Securities - U.S. Government Agency Obligations	—	209,728,424	—		209,728,424
Municipal Obligations	—	6,538,896	—		6,538,896
Sovereign Debt Obligations	—	5,515,915	—		5,515,915
U.S. Government and Agency Obligations	—	105,218,499	—		105,218,499

Total Debt Obligations	—	744,209,327	0		744,209,327

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Short-Term Investments
Mutual Fund - Securities Lending Collateral	$2,605,358	$—	$—	$2,605,358

Total Short-Term Investments	2,605,358	—	—	2,605,358

Futures Contracts†
Sales	136,942	—	—	136,942

Total Futures Contracts	136,942	—	—	136,942

Swaps
Centrally Cleared Interest Rate Swaps†	—	94,909	—	94,909

Total Swaps	—	94,909	—	94,909

Total	$2,742,300	$744,304,236	$0	$747,046,536

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts†
Buys	$(246,134)	$—	$—	$(246,134)

Total Futures Contracts	(246,134)	—	—	(246,134)

Swaps
Centrally Cleared Interest Rate Swaps†	—	(1,709,181)	—	(1,709,181)

Total Swaps	—	(1,709,181)	—	(1,709,181)

Forward Foreign Currency Contracts†	—	(4,167)	—	(4,167)

Total Forward Foreign Currency Contracts	—	(4,167)	—	(4,167)

Total	$(246,134)	$(1,713,348)	$—	$(1,959,482)

**	Represents one or more Level 3 securities at $0 value as of December 31, 2019.
†	Forward foreign currency contracts, Futures contracts and Centrally Cleared Swaps are valued at unrealized appreciation/depreciation.

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Opportunistic Fixed

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)		Significant Unobservable Inputs (Level 3)		Total
Debt Obligations	$—	$909,799,334		$—		$909,799,334

Total Debt Obligations	—	909,799,334		—		909,799,334

Common Stocks
Diversified Financial Services	—	—		0	**	—
Oil & Gas	732,341	673,722		—		1,406,063
Oil & Gas Services	761,209	—		—		761,209

Total Common Stocks	1,493,550	673,722		0		2,167,272

Convertible Preferred Stocks
Electric	804,888	—		—		804,888
Oil & Gas	—	141,194		—		141,194

Total Convertible Preferred Stocks	804,888	141,194		—		946,082

Preferred Stocks
Diversified Financial Services	223,443	—		—		223,443

Total Preferred Stocks	223,443	—		—		223,443

Warrants
Oil & Gas	—	0	*	—		—

Total Warrants	—	0		—		—

Short-Term Investments
Certificates of Deposit	—	6,391,281		—		6,391,281
Investment Companies	—	21,885,006		—		21,885,006
Mutual Fund - Securities Lending Collateral	5,903,540	—		—		5,903,540
Sovereign Debt Obligations	—	16,366,951		—		16,366,951

Total Short-Term Investments	5,903,540	44,643,238		—		50,546,778

Options Purchased	489,479	234,705		—		724,184
Futures Contracts†
Sales	1,792,448	—		—		1,792,448

Total Futures Contracts	1,792,448	—		—		1,792,448

Swaps
OTC Interest Rate Swaps	—	206,341		—		206,341
Centrally Cleared Interest Rate Swaps†	—	972,096		—		972,096
OTC Credit Default Swaps	—	501,058		—		501,058

Total Swaps	—	1,679,495		—		1,679,495

Forward Foreign Currency Contracts†	—	5,040,510		—		5,040,510

Total Forward Foreign Currency Contracts	—	5,040,510		—		5,040,510

Total	$10,707,348	$962,212,198		$0		$972,919,546

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures Contracts†
Buys	$(614,305)	$—	$—	$(614,305)
Sales	(17,198)	—	—	(17,198)

Total Futures Contracts	(631,503)	—	—	(631,503)

Swaps
OTC Interest Rate Swaps	—	(316,062)	—	(316,062)
Centrally Cleared Interest Rate Swaps†	—	(2,439,250)	—	(2,439,250)
OTC Credit Default Swaps	—	(2,308,807)	—	(2,308,807)
Centrally Cleared Credit Default Swaps†	—	(554,075)	—	(554,075)

Total Swaps	—	(5,618,194)	—	(5,618,194)

Forward Foreign Currency Contracts†	—	(8,891,867)	—	(8,891,867)

Total Forward Foreign Currency Contracts	—	(8,891,867)	—	(8,891,867)

Written Options	(10,632)	(92,021)	—	(102,653)

Total	$(642,135)	$(14,602,082)	$—	$(15,244,217)

*	Represents one or more Level 2 securities at $0 value as of December 31, 2019.
**	Represents one or more Level 3 securities at $0 value as of December 31, 2019.
†	Forward foreign currency contracts, Futures contracts and Centrally Cleared Swaps are valued at unrealized appreciation/depreciation.

Emerging Markets

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Bermuda	$23,437,325	$—	$—	$23,437,325
Brazil	89,180,123	—	—	89,180,123
Cayman Islands	212,442,771	—	—	212,442,771
Chile	2,759,987	—	—	2,759,987
China	157,371,429	—	—	157,371,429
Colombia	937,850	—	—	937,850
Cyprus	960,362	—	—	960,362
Czech Republic	584,804	—	—	584,804
France	4,130,571	—	—	4,130,571
Greece	3,803,956	—	—	3,803,956
Hong Kong	38,504,809	—	—	38,504,809

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Hungary	$3,988,231	$—	$—		$3,988,231
India	133,581,509	—	—		133,581,509
Indonesia	30,470,632	—	—		30,470,632
Japan	5,022,926	—	—		5,022,926
Luxembourg	1,289,344	—	—		1,289,344
Malaysia	9,649,926	—	—		9,649,926
Mexico	32,665,994	99,510	—		32,765,504
Netherlands	5,856,405	—	—		5,856,405
Papua New Guinea	2,542,466	—	—		2,542,466
Philippines	3,911,811	841	—		3,912,652
Poland	6,186,077	—	—		6,186,077
Russia	33,250,652	—	—		33,250,652
Singapore	5,725,383	—	—		5,725,383
South Africa	40,803,558	24,712	—		40,828,270
South Korea	107,240,155	408,668	—		107,648,823
Spain	110,626	—	—		110,626
Switzerland	4,312,692	—	—		4,312,692
Taiwan	144,946,330	—	—		144,946,330
Thailand	4,166,558	19,332,089	—		23,498,647
Turkey	2,265,495	—	—		2,265,495
United Arab Emirates	1,974,978	—	—		1,974,978
United Kingdom	13,522,640	—	—		13,522,640
United States	19,376,455	—	—		19,376,455

Total Common Stocks	1,146,974,830	19,865,820	—		1,166,840,650

Preferred Stocks	21,914,174	—	—		21,914,174

Total Preferred Stocks	21,914,174	—	—		21,914,174

Rights
China	1,730	—	—		1,730
Hong Kong	—	—	0	**	—
India	—	9,858	—		9,858

Total Rights	1,730	9,858	0		11,588

Short-Term Investments
Mutual Fund - Securities Lending Collateral	3,953,864	—	—		3,953,864
U.S. Government and Agency Obligations	—	2,986,748	—		2,986,748

Total Short-Term Investments	3,953,864	2,986,748	—		6,940,612

Futures Contracts†
Buys	1,764,002	—	—		1,764,002

Total Futures Contracts	1,764,002	—	—		1,764,002

Total	$1,174,608,600	$22,862,426	$0		$1,197,471,026

**	Represents one or more Level 3 securities at $0 value as of December 31, 2019.
†	Futures contracts are valued at unrealized appreciation/depreciation.

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

Global Low Volatility

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Australia	$14,537,298	$—	$—	$14,537,298
Austria	5,382,236	—	—	5,382,236
Belgium	2,663,535	—	—	2,663,535
Bermuda	20,012,111	29,425	—	20,041,536
Canada	67,526,983	—	—	67,526,983
Denmark	3,390,400	—	—	3,390,400
Finland	5,270,251	—	—	5,270,251
France	50,471,094	—	—	50,471,094
Germany	21,908,358	—	—	21,908,358
Hong Kong	20,681,171	—	—	20,681,171
Ireland	20,405,000	—	—	20,405,000
Israel	6,700,682	—	—	6,700,682
Italy	1,716,769	—	—	1,716,769
Japan	58,189,124	—	—	58,189,124
Liberia	1,454,992	—	—	1,454,992
Luxembourg	4,567,611	—	—	4,567,611
Netherlands	10,664,069	—	—	10,664,069
New Zealand	5,743,753	—	—	5,743,753
Norway	6,498,502	—	—	6,498,502
Panama	584,089	—	—	584,089
Portugal	304,993	—	—	304,993
Puerto Rico	2,473,375	—	—	2,473,375
Singapore	7,970,968	25,205	—	7,996,173
Spain	12,335,424	—	—	12,335,424
Sweden	18,584,839	—	—	18,584,839
Switzerland	40,795,004	—	—	40,795,004
United Kingdom	55,389,928	—	—	55,389,928
United States	637,994,934	—	—	637,994,934

Total Common Stocks	1,104,217,493	54,630	—	1,104,272,123

Short-Term Investments
Mutual Fund - Securities Lending Collateral	1,794,796	—	—	1,794,796
U.S. Government and Agency Obligations	—	2,194,235	—	2,194,235

Total Short-Term Investments	1,794,796	2,194,235	—	3,989,031

Futures Contracts†
Buys	250,248	—	—	250,248

Total Futures Contracts	250,248	—	—	250,248

Total	$1,106,262,537	$2,248,865	$—	$1,108,511,402

†	Futures contracts are valued at unrealized appreciation/depreciation.

Mercer Funds

Notes to Schedule of Investments (Continued)

December 31, 2019 (Unaudited)

3.	Bank Loans

Core Fixed and Opportunistic Fixed may invest in bank loans, which include institutionally-traded floating rate securities generally acquired as an assignment from another holder of, or participation interest in, loans originated by a bank or financial institution (the “Lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. The Fund may invest in multiple series or tranches of a loan, which may have varying terms and carry different associated risks. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the loan agreement and only upon receipt by the Lender of payments from the borrower. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the Lender that is selling the loan agreement. At December 31, 2019, the Funds held no unfunded loan commitments.

For information regarding the Funds’ other significant accounting policies, please refer to the Funds’ most recent Semi-Annual or Annual Report. Additional investment related disclosures are hereby incorporated by reference to the Annual and Semi-Annual reports previously filed with the SEC on Form N-CSR.